Revenues	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Revenues
5.	Revenues

	Years ended December 31,
(In thousands)	2020	2021	2022
Revenues from services
—Data connectivity services	39,956	26,430	35,483
International data connectivity services	30,798	21,672	28,085
Local data connectivity services	9,158	4,758	7,398
—PaaS and SaaS services	5,717	10,770	9,819
—Others	477	598	926
	46,150	37,798	46,228
Sales of products
—Sales of terminals	32,597	27,408	21,748
—Sales of data related products	10,194	5,843	3,230
—Others	628	2,775	255
	43,419	36,026	25,233
Total	89,569	73,824	71,461

In the following table, revenue is geographically disaggregated according to the locations of the customers.

	Years ended December 31,
(In thousands)	2020	2021	2022
Japan	47,565	35,883	28,088
North America	23,513	24,183	27,183
Southeast Asia	2,495	4,173	4,912
Mainland China	9,631	3,842	1,883
Hong Kong SAR	2,771	2,199	4,166
Europe	1,706	1,845	3,361
Others	1,253	1,457	1,264
Taiwan	635	242	604
Total	89,569	73,824	71,461